Shareholders’ Equity (Details) - Schedule of Share-Based Compensation the Company Recognized for Share-Based Payments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation	$ 1,310	$ 1,865	$ 316
Cost of Sales [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation	79	137	15
Selling and Marketing Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation	167	208	15
Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation	513	785	109
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation	$ 551	$ 735	$ 177